Lease liabilities - Summary of Lease Liabilities by Maturity Date (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 443,507	€ 438,052	€ 407,687
Year 1 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	111,457	106,643
Year 2 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	91,081	92,344
Year 3 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	62,502	65,610
Year 4 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	46,528	38,898
Beyond | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 131,939	€ 134,557